Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 94.85% Corporate bonds, notes & loans 72.54% Financials 14.10%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028[1]	USD701	$686
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,350	1,385
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	885	882
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	2,250	2,163
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	1,915	1,969
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	425	430
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	1,630	1,655
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	EUR100	123
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	625	694
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	112
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	USD2,200	2,307
American International Group, Inc. 5.125% 3/27/2033	1,956	2,017
AmWINS Group, Inc. 6.375% 2/15/2029[1]	950	974
AmWINS Group, Inc. 4.875% 6/30/2029[1]	3,292	3,159
Aon North America, Inc. 5.45% 3/1/2034	1,830	1,922
Aretec Group, Inc. 7.50% 4/1/2029[1]	1,230	1,169
Aretec Group, Inc. 10.00% 8/15/2030[1]	445	474
AssuredPartners, Inc. 5.625% 1/15/2029[1]	1,021	984
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[3,4]	409	409
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	660	695
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	2,024	1,879
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	400	353
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	3,084	3,329
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	2,670	2,809
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	1,231	1,274
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,750	1,704
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,550	1,691
BlackRock Funding, Inc. 5.00% 3/14/2034	2,111	2,201
BlackRock Funding, Inc. 4.90% 1/8/2035	245	253
BlackRock Funding, Inc. 5.25% 3/14/2054	1,217	1,262
Block, Inc. 3.50% 6/1/2031	1,408	1,285
Block, Inc. 6.50% 5/15/2032[1]	2,350	2,450
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	2,405	2,583
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	360	385
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	2,300	2,410
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	500	524
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	725	809
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	930	989
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	55
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,901	1,969
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	2,319	2,506
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	USD2,704	$2,864
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	1,292	1,384
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,055	4,213
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	975	1,002
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	1,300	1,302
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	1,725	1,841
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,771	1,593
Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,471	2,096
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,700	1,653
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	2,110	1,946
Corebridge Financial, Inc. 3.90% 4/5/2032	250	235
Corebridge Financial, Inc. 4.40% 4/5/2052	251	215
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	850	915
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	1,825	1,838
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	EUR690	803
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	USD65	69
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	219	222
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	390	407
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	1,550	1,629
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	275	282
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	2,533	2,280
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	4,001	4,301
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	4,360	4,518
Hightower Holding, LLC 6.75% 4/15/2029[1]	1,625	1,560
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	2,370	2,438
Howden UK Refinance PLC 7.25% 2/15/2031[1]	2,960	3,074
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	814	920
HUB International, Ltd. 5.625% 12/1/2029[1]	2,480	2,435
HUB International, Ltd. 7.25% 6/15/2030[1]	2,001	2,086
HUB International, Ltd. 7.375% 1/31/2032[1]	1,545	1,596
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.255% 6/20/2030[3,4]	49	49
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	175	185
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	3,066	2,958
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[2]	150	155
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	1,080	1,134
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	1,680	1,728
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	175	183
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	815	852
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	2,950	3,180
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	6,930	7,230
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	2,160	2,073
LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	369
Mastercard, Inc. 4.875% 5/9/2034	456	472
Mastercard, Inc. 4.55% 1/15/2035	3,041	3,056
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[2]	450	463
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	625	529
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,654	1,726
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	480	543
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	3,185	3,422
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	5,000	5,194
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	210
Navient Corp. 4.875% 3/15/2028	1,000	968
Navient Corp. 9.375% 7/25/2030	1,413	1,569
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 11.50% 3/15/2031	USD1,255	$1,435
Navient Corp. 5.625% 8/1/2033	3,620	3,215
Onemain Finance Corp. 7.50% 5/15/2031	4,375	4,507
Onemain Finance Corp. 7.125% 11/15/2031	1,430	1,448
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	500	510
Oxford Finance, LLC 6.375% 2/1/2027[1]	235	234
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR750	866
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	USD3,354	3,842
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	2,818	2,989
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	3,287	3,429
Power Finance Corp., Ltd. 3.35% 5/16/2031	450	411
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	429
Ryan Specialty Group, LLC 6.25% 9/15/2032[1]	560	570
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	1,476	1,536
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	1,916	1,969
Synchrony Financial 2.875% 10/28/2031	2,410	2,047
Synchrony Financial 7.25% 2/2/2033	2,003	2,082
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	2,029	2,079
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	1,974	2,099
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	4,095	4,316
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[3,4]	1,540	1,568
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	2,346	2,488
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	1,524	1,489
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	1,100	1,208
USI, Inc. 7.50% 1/15/2032[1]	270	280
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	250	258
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	25	24
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,855	1,925
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	1,400	1,469
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	3,091	3,455
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	1,710	1,793
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	932	862
XP, Inc. 6.75% 7/2/2029[1]	200	205
		203,958
Energy 12.19%
3R Lux SARL 9.75% 2/5/2031[1]	948	1,000
Apache Corp. 5.10% 9/1/2040	175	156
Apache Corp. 5.25% 2/1/2042	2,500	2,244
Archrock Partners, LP 6.625% 9/1/2032[1]	1,285	1,319
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	700	692
Baytex Energy Corp. 8.50% 4/30/2030[1]	1,980	2,054
Baytex Energy Corp. 7.375% 3/15/2032[1]	1,060	1,057
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	605	629
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,497	2,597
Borr IHC, Ltd. 10.375% 11/15/2030[1]	2,098	2,219
BP Capital Markets America, Inc. 4.893% 9/11/2033	1,496	1,523
California Resources Corp. 7.125% 2/1/2026[1]	240	240
Cheniere Energy Partners, LP 3.25% 1/31/2032	1,475	1,320
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,570	1,662
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	555	558
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	578
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Civitas Resources, Inc. 5.00% 10/15/2026[1]	USD355	$351
Civitas Resources, Inc. 8.375% 7/1/2028[1]	1,023	1,065
Civitas Resources, Inc. 8.625% 11/1/2030[1]	1,968	2,087
Civitas Resources, Inc. 8.75% 7/1/2031[1]	3,433	3,638
CNX Resources Corp. 7.375% 1/15/2031[1]	2,744	2,870
CNX Resources Corp. 7.25% 3/1/2032[1]	1,246	1,310
Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,240	1,212
Comstock Resources, Inc. 5.875% 1/15/2030[1]	2,800	2,620
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	2,006	2,094
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,580	2,583
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,569	1,546
Diamondback Energy, Inc. 5.15% 1/30/2030	313	321
Diamondback Energy, Inc. 5.40% 4/18/2034	2,831	2,891
Diamondback Energy, Inc. 5.75% 4/18/2054	1,766	1,781
Diamondback Energy, Inc. 5.90% 4/18/2064	811	818
DT Midstream, Inc. 4.375% 6/15/2031[1]	750	711
Ecopetrol SA 8.875% 1/13/2033	1,585	1,701
Ecopetrol SA 8.375% 1/19/2036	3,565	3,647
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	2,605	2,742
Energy Transfer, LP 5.95% 5/15/2054	500	512
Energy Transfer, LP 6.05% 9/1/2054	614	637
Eni SpA 5.50% 5/15/2034[1]	3,082	3,194
Eni SpA 5.95% 5/15/2054[1]	2,679	2,761
Enterprise Products Operating, LLC 4.95% 2/15/2035	399	405
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	100	103
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	2,965	2,873
Genesis Energy, LP 8.00% 1/15/2027	270	276
Genesis Energy, LP 8.25% 1/15/2029	1,345	1,394
Genesis Energy, LP 8.875% 4/15/2030	2,220	2,335
Genesis Energy, LP 7.875% 5/15/2032	840	856
Global Partners, LP 8.25% 1/15/2032[1]	1,315	1,365
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[1]	1,030	1,067
Gulfport Energy Corp. 6.75% 9/1/2029[1]	420	425
Harvest Midstream I, LP 7.50% 9/1/2028[1]	725	743
Harvest Midstream I, LP 7.50% 5/15/2032[1]	1,184	1,246
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	900	878
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	2,330	2,270
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,030	2,190
Kinetik Holdings, LP 6.625% 12/15/2028[1]	520	540
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	1,250	1,249
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	980	895
Matador Resources Co. 6.25% 4/15/2033[1]	1,645	1,622
MEG Energy Corp. 5.875% 2/1/2029[1]	105	103
MPLX, LP 5.00% 3/1/2033	375	375
MPLX, LP 4.95% 3/14/2052	1,340	1,203
Murphy Oil Corp. 6.00% 10/1/2032	625	617
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,425	1,429
Nabors Industries, Inc. 9.125% 1/31/2030[1]	2,135	2,204
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,345	4,496
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,760	2,080
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	1,925	1,975
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,620	1,671
Noble Finance II, LLC 8.00% 4/15/2030[1]	2,785	2,876
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	2,100	2,117
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	USD1,241	$1,295
Occidental Petroleum Corp. 5.55% 10/1/2034	1,590	1,615
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	52	54
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	680	680
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,605	1,793
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,200	1,249
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,050	1,068
Petroleos Mexicanos 4.50% 1/23/2026	166	161
Petroleos Mexicanos 6.875% 8/4/2026	1,384	1,379
Petroleos Mexicanos 6.49% 1/23/2027	2,498	2,461
Petroleos Mexicanos 6.50% 3/13/2027	300	294
Petroleos Mexicanos 5.95% 1/28/2031	1,813	1,570
Petroleos Mexicanos 6.70% 2/16/2032	1,264	1,134
Petroleos Mexicanos 10.00% 2/7/2033	1,665	1,766
Petroleos Mexicanos 6.95% 1/28/2060	1,675	1,202
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	212
Range Resources Corp. 4.75% 2/15/2030[1]	320	309
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,838	1,818
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	3,700	3,754
Shell International Finance BV 3.00% 11/26/2051	1,400	977
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	3,498	3,533
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3,446	3,491
Southwestern Energy Co. 4.75% 2/1/2032	285	273
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	2,600	2,722
Sunoco, LP 7.00% 5/1/2029[1]	960	1,004
Sunoco, LP 4.50% 5/15/2029	826	795
Sunoco, LP 7.25% 5/1/2032[1]	2,890	3,066
Superior Plus, LP 4.50% 3/15/2029[1]	50	47
Talos Production, Inc. 9.00% 2/1/2029[1]	825	850
Talos Production, Inc. 9.375% 2/1/2031[1]	1,720	1,770
Targa Resources Corp. 5.50% 2/15/2035	2,391	2,463
TotalEnergies Capital International SA 3.127% 5/29/2050	2,360	1,711
TotalEnergies Capital SA 4.724% 9/10/2034	1,682	1,691
TotalEnergies Capital SA 5.275% 9/10/2054	200	200
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	1,927	1,973
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	205	205
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	847	873
Transocean, Inc. 8.00% 2/1/2027[1]	361	361
Transocean, Inc. 8.25% 5/15/2029[1]	750	744
Transocean, Inc. 8.75% 2/15/2030[1]	1,778	1,855
Transocean, Inc. 8.50% 5/15/2031[1]	1,050	1,044
Transocean, Inc. 6.80% 3/15/2038	1,550	1,266
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	810	845
USA Compression Partners, LP 7.125% 3/15/2029[1]	1,352	1,394
Vallourec SA 7.50% 4/15/2032[1]	2,535	2,692
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	2,224	2,333
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,367	1,272
Vital Energy, Inc. 7.875% 4/15/2032[1]	2,800	2,714
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	1,070	1,056
Williams Companies, Inc. 4.65% 8/15/2032	310	308
Williams Companies, Inc. 5.15% 3/15/2034	241	244
		176,404
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 9.82%	Principal amount (000)	Value (000)
AbbVie, Inc. 4.80% 3/15/2029	USD750	$772
AbbVie, Inc. 4.95% 3/15/2031	700	728
AbbVie, Inc. 5.05% 3/15/2034	6,611	6,908
AbbVie, Inc. 5.35% 3/15/2044	150	158
AbbVie, Inc. 5.40% 3/15/2054	3,726	3,954
AbbVie, Inc. 5.50% 3/15/2064	1,535	1,640
AdaptHealth, LLC 6.125% 8/1/2028[1]	265	265
AdaptHealth, LLC 4.625% 8/1/2029[1]	1,606	1,489
AdaptHealth, LLC 5.125% 3/1/2030[1]	2,509	2,350
Amgen, Inc. 5.25% 3/2/2030	461	481
Amgen, Inc. 4.20% 3/1/2033	3,165	3,076
Amgen, Inc. 5.25% 3/2/2033	2,323	2,419
Amgen, Inc. 3.00% 1/15/2052	3,500	2,476
Amgen, Inc. 5.65% 3/2/2053	3,826	4,028
Amgen, Inc. 5.75% 3/2/2063	1,900	2,007
AstraZeneca Finance, LLC 4.85% 2/26/2029	750	774
AstraZeneca Finance, LLC 4.90% 2/26/2031	400	416
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,255	1,311
Avantor Funding, Inc. 3.875% 11/1/2029[1]	941	891
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	94
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	416
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	241
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	73
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	235	129
Baxter International, Inc. 2.272% 12/1/2028	982	904
Baxter International, Inc. 2.539% 2/1/2032	2,542	2,205
Baxter International, Inc. 3.132% 12/1/2051	1,475	1,006
Bayer US Finance, LLC 6.50% 11/21/2033[1]	2,079	2,251
Bayer US Finance, LLC 6.875% 11/21/2053[1]	800	897
Becton, Dickinson and Co. 5.081% 6/7/2029	631	652
Becton, Dickinson and Co. 5.11% 2/8/2034	1,150	1,184
Bristol-Myers Squibb Co. 4.90% 2/22/2029	200	207
Bristol-Myers Squibb Co. 5.10% 2/22/2031	675	707
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,730	3,935
Bristol-Myers Squibb Co. 5.50% 2/22/2044	125	133
Bristol-Myers Squibb Co. 6.25% 11/15/2053	2,083	2,415
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,871	4,104
Bristol-Myers Squibb Co. 6.40% 11/15/2063	175	206
Bristol-Myers Squibb Co. 5.65% 2/22/2064	175	186
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.92% 2/22/2028[3,4]	216	216
Centene Corp. 2.45% 7/15/2028	365	336
Centene Corp. 2.50% 3/1/2031	4,715	4,057
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	1,595	1,503
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,605	1,581
Cigna Group (The) 5.25% 2/15/2034	625	647
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	200	211
CVS Health Corp. 5.70% 6/1/2034	3,290	3,434
CVS Health Corp. 6.00% 6/1/2044	750	776
CVS Health Corp. 5.875% 6/1/2053	1,709	1,740
CVS Health Corp. 6.05% 6/1/2054	2,450	2,558
CVS Health Corp. 6.00% 6/1/2063	838	855
DaVita, Inc. 6.875% 9/1/2032[1]	2,425	2,507
Elevance Health, Inc. 5.375% 6/15/2034	1,000	1,052
Eli Lilly and Co. 4.60% 8/14/2034	380	386
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	USD3,009	$3,228
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[3,4]	925	925
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	90	91
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[3,4]	7	7
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	42	43
Gilead Sciences, Inc. 5.25% 10/15/2033	1,394	1,471
Gilead Sciences, Inc. 5.55% 10/15/2053	658	707
Grifols, SA 7.50% 5/1/2030	EUR1,700	2,014
HCA, Inc. 5.45% 4/1/2031	USD313	326
HCA, Inc. 2.375% 7/15/2031	1,295	1,120
HCA, Inc. 5.45% 9/15/2034	725	746
Humana, Inc. 5.75% 4/15/2054	2,117	2,168
Johnson & Johnson 4.90% 6/1/2031	1,100	1,156
Johnson & Johnson 5.25% 6/1/2054	450	488
Medline Borrower, LP 5.25% 10/1/2029[1]	2,200	2,160
Owens & Minor, Inc. 4.50% 3/31/2029[1]	280	253
Owens & Minor, Inc. 6.25% 4/1/2030[1]	4,135	4,018
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	665	671
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,675	3,747
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	306
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,473	3,596
Radiology Partners, Inc. 7.775% 1/31/2029[1]	2,337	2,323
Radiology Partners, Inc. 9.781% 2/15/2030[1]	1,343	1,271
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.383% 1/31/2029[3,4]	89	88
Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,010	1,096
Roche Holdings, Inc. 4.985% 3/8/2034[1]	2,816	2,937
Roche Holdings, Inc. 4.592% 9/9/2034[1]	1,560	1,575
Solventum Corp. 5.60% 3/23/2034[1]	825	855
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	2,215	2,303
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	615	643
Tenet Healthcare Corp. 6.125% 10/1/2028	275	277
Tenet Healthcare Corp. 6.75% 5/15/2031	550	574
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	2,615	2,728
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,675	2,656
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,642	1,816
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,882	2,160
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	846	630
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,380	1,425
UnitedHealth Group, Inc. 5.15% 7/15/2034	5,330	5,565
UnitedHealth Group, Inc. 5.50% 7/15/2044	1,375	1,456
UnitedHealth Group, Inc. 2.90% 5/15/2050	280	196
UnitedHealth Group, Inc. 5.625% 7/15/2054	300	322
		142,084
Consumer discretionary 6.70%
Advance Auto Parts, Inc. 3.90% 4/15/2030	2,746	2,458
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,941	2,461
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[3,4]	1,737	1,699
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	301
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	2,669	2,507
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	875	923
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	2,625	2,505
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	2,075	1,953
Bath & Body Works, Inc. 6.875% 11/1/2035	3,240	3,380
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.75% 7/1/2036	USD750	$774
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,010
Boyne USA, Inc. 4.75% 5/15/2029[1]	1,010	972
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,410	4,198
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	461	482
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,490	1,542
Carnival Corp. 5.75% 3/1/2027[1]	2,600	2,635
Carnival Corp. 6.00% 5/1/2029[1]	2,868	2,908
Carnival Corp. 7.00% 8/15/2029[1]	575	611
Carnival Corp. 10.50% 6/1/2030[1]	587	638
Clarios Global, LP 8.50% 5/15/2027[1]	351	353
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,235	1,307
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,267	1,309
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,425	1,362
First Student Bidco, Inc. 4.00% 7/31/2029[1]	2,507	2,354
Ford Motor Co. 7.45% 7/16/2031	250	276
Ford Motor Co. 5.291% 12/8/2046	261	237
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	96
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	712
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	349
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	585
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,109
Ford Motor Credit Co., LLC 7.20% 6/10/2030	400	431
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	703
Ford Motor Credit Co., LLC 6.125% 3/8/2034	750	760
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	1,735	1,797
General Motors Financial Co., Inc. 4.90% 10/6/2029	401	402
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,881	2,873
Genting New York, LLC 7.25% 10/1/2029[1]	665	673
Hanesbrands, Inc. 9.00% 2/15/2031[1]	2,759	2,981
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[3,4]	78	78
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	1,804	1,849
Home Depot, Inc. 4.75% 6/25/2029	790	815
Home Depot, Inc. 4.85% 6/25/2031	591	613
Home Depot, Inc. 4.95% 6/25/2034	2,260	2,350
Home Depot, Inc. 5.30% 6/25/2054	221	232
Home Depot, Inc. 5.40% 6/25/2064	1,230	1,304
International Game Technology PLC 5.25% 1/15/2029[1]	200	199
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	1,034
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	535	568
Levi Strauss & Co. 3.50% 3/1/2031[1]	1,425	1,293
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	2,150	2,257
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,575	1,471
Marriott International, Inc. 5.35% 3/15/2035	260	267
McDonald’s Corp. 5.00% 5/17/2029	328	340
McDonald’s Corp. 5.15% 9/9/2052	825	827
Party City Holdings, Inc. 12.00% 12/31/2028[1]	72	69
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	83
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	1,761	1,705
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	559
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	856	827
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,615	1,636
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	2,000	2,027
Sally Holdings, LLC 6.75% 3/1/2032	2,643	2,717
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Service Corp. International 5.75% 10/15/2032	USD535	$539
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,364	1,282
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,106	1,946
Station Casinos, LLC 6.625% 3/15/2032[1]	870	890
Tapestry, Inc. 7.85% 11/27/2033	851	923
Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,710	2,718
Vail Resorts, Inc. 6.50% 5/15/2032[1]	581	607
Valvoline, Inc. 3.625% 6/15/2031[1]	1,685	1,510
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,745	1,737
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	1,288	1,243
Wynn Macau, Ltd. 5.625% 8/26/2028	450	437
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	3,138	3,388
		96,966
Industrials 5.14%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	199	207
Ambipar Lux SARL 9.875% 2/6/2031[1]	856	889
Amentum Escrow Corp. 7.25% 8/1/2032[1]	2,175	2,272
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 7.105% 7/15/2031[3,4]	525	524
American Airlines, Inc. 8.50% 5/15/2029[1]	1,050	1,115
Automatic Data Processing, Inc. 4.45% 9/9/2034	1,699	1,704
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	700	659
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	2,721	2,785
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	535	548
BAE Systems PLC 5.30% 3/26/2034[1]	1,987	2,067
Boeing Co. 5.15% 5/1/2030	1,777	1,782
Boeing Co. 3.625% 2/1/2031	978	896
Boeing Co. 6.388% 5/1/2031[1]	1,267	1,348
Boeing Co. 6.528% 5/1/2034[1]	1,574	1,690
Boeing Co. 5.705% 5/1/2040	480	469
Boeing Co. 5.805% 5/1/2050	185	179
Boeing Co. 6.858% 5/1/2054[1]	1,495	1,642
Boeing Co. 5.93% 5/1/2060	1,155	1,107
Bombardier, Inc. 7.875% 4/15/2027[1]	277	278
Bombardier, Inc. 7.45% 5/1/2034[1]	275	304
Canadian National Railway Co. 4.375% 9/18/2034	375	372
Canadian Pacific Railway Co. 3.10% 12/2/2051	150	107
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	327
Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	46
CoreLogic, Inc. 4.50% 5/1/2028[1]	1,300	1,228
CSX Corp. 2.50% 5/15/2051	220	141
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	1,209	1,205
Enviri Corp. 5.75% 7/31/2027[1]	155	152
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	610	638
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	2,500	2,626
Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	2,200	2,189
Herc Holdings, Inc. 6.625% 6/15/2029[1]	1,220	1,265
Hertz Corp. (The) 4.625% 12/1/2026[1]	1,125	887
Hertz Corp. (The) 12.625% 7/15/2029[1]	540	589
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.882% 6/30/2028[3,4]	417	374
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.46% 6/30/2028[3,4]	81	73
Honeywell International, Inc. 5.00% 3/1/2035	3,269	3,404
Icahn Enterprises, LP 6.25% 5/15/2026	1,612	1,601
Icahn Enterprises, LP 5.25% 5/15/2027	3,125	2,997
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises, LP 9.75% 1/15/2029[1]	USD1,160	$1,205
Ingersoll-Rand, Inc. 5.314% 6/15/2031	627	656
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	453
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	341	347
Lockheed Martin Corp. 4.50% 2/15/2029	303	309
Lockheed Martin Corp. 4.80% 8/15/2034	1,845	1,892
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	308	319
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	3,330	3,073
Norfolk Southern Corp. 5.05% 8/1/2030	57	59
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	2,433	2,503
Northrop Grumman Corp. 4.90% 6/1/2034	850	870
PM General Purchaser, LLC 9.50% 10/1/2028[1]	345	351
Regal Rexnord Corp. 6.30% 2/15/2030	1,193	1,270
Regal Rexnord Corp. 6.40% 4/15/2033	3,177	3,400
Reworld Holding Corp. 4.875% 12/1/2029[1]	3,010	2,836
RTX Corp. 5.15% 2/27/2033	250	260
RTX Corp. 6.10% 3/15/2034	469	518
Sensata Technologies BV 4.00% 4/15/2029[1]	1,600	1,527
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	1,183	1,084
Spirit AeroSystems, Inc. 4.60% 6/15/2028	449	429
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	310
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	737
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[3,4]	20	20
TransDigm, Inc. 4.625% 1/15/2029	1,275	1,232
TransDigm, Inc. 6.375% 3/1/2029[1]	300	310
Triumph Group, Inc. 9.00% 3/15/2028[1]	287	301
Uber Technologies, Inc. 8.00% 11/1/2026[1]	345	346
Union Pacific Corp. 2.95% 3/10/2052	508	358
Union Pacific Corp. 4.95% 5/15/2053	1,510	1,516
United Rentals (North America), Inc. 5.25% 1/15/2030	385	386
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	1,450	1,500
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	446
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	850	886
		74,410
Materials 4.92%
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	2,045	1,827
ATI, Inc. 4.875% 10/1/2029	1,232	1,192
ATI, Inc. 7.25% 8/15/2030	349	372
Avient Corp. 6.75% 11/1/2031[1]	210	215
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	750	802
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	621
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	37
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,901	1,993
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	305
Braskem Idesa SAPI 6.99% 2/20/2032	3,455	2,726
Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	1,768	1,880
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	2,575	2,552
Celanese US Holdings, LLC 6.35% 11/15/2028	131	138
Celanese US Holdings, LLC 6.379% 7/15/2032	660	706
Celanese US Holdings, LLC 6.70% 11/15/2033	2,640	2,890
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,250	3,273
CSN Resources SA 8.875% 12/5/2030[1]	1,280	1,299
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 5.15% 2/15/2034	USD283	$291
Dow Chemical Co. (The) 6.90% 5/15/2053	925	1,111
Dow Chemical Co. (The) 5.60% 2/15/2054	786	813
Eastman Chemical Co. 5.625% 2/20/2034	59	62
EIDP, Inc. 4.80% 5/15/2033	1,241	1,259
Element Solutions, Inc. 3.875% 9/1/2028[1]	1,730	1,651
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	2,870	2,840
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	3,055	3,242
FXI Holdings, Inc. 12.25% 11/15/2026[1]	3,327	3,319
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	3,051	2,167
LABL, Inc. 9.50% 11/1/2028[1]	631	653
LSB Industries, Inc. 6.25% 10/15/2028[1]	2,412	2,357
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,420	1,436
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,020	1,087
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	575	600
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	678
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,355	1,261
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	330	358
Novelis Corp. 3.875% 8/15/2031[1]	2,805	2,567
OCI NV 6.70% 3/16/2033[1]	2,077	2,178
Owens-Brockway Glass Container, Inc. 7.25% 5/15/2031[1]	1,106	1,138
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	3,285	3,359
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	1,400	1,482
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	1,000	1,059
Sasol Financing USA, LLC 5.50% 3/18/2031	1,900	1,697
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	353	341
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	2,875	2,767
Sealed Air Corp. 4.00% 12/1/2027[1]	775	750
Sealed Air Corp. 6.125% 2/1/2028[1]	1,306	1,329
Stillwater Mining Co. 4.00% 11/16/2026[5]	817	781
Summit Materials, LLC 5.25% 1/15/2029[1]	619	613
Summit Materials, LLC 7.25% 1/15/2031[1]	1,266	1,342
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	963	966
Vale Overseas, Ltd. 6.40% 6/28/2054	694	732
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.286% 1/16/2026[3,4]	9	9
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,6]	15	15
		71,138
Communication services 4.89%
Altice France SA 5.125% 7/15/2029[1]	425	299
Altice France SA 5.50% 10/15/2029[1]	275	193
AT&T, Inc. 5.40% 2/15/2034	825	866
AT&T, Inc. 3.55% 9/15/2055	240	176
CCO Holdings, LLC 4.25% 2/1/2031[1]	1,445	1,275
CCO Holdings, LLC 4.75% 2/1/2032[1]	1,675	1,477
CCO Holdings, LLC 4.50% 5/1/2032	1,420	1,229
CCO Holdings, LLC 4.50% 6/1/2033[1]	3,115	2,648
CCO Holdings, LLC 4.25% 1/15/2034[1]	2,960	2,431
Charter Communications Operating, LLC 2.30% 2/1/2032	960	774
Charter Communications Operating, LLC 4.40% 4/1/2033	1,695	1,552
Charter Communications Operating, LLC 6.65% 2/1/2034	425	445
Charter Communications Operating, LLC 3.70% 4/1/2051	4,200	2,683
Charter Communications Operating, LLC 5.25% 4/1/2053	2,655	2,171
Comcast Corp. 4.80% 5/15/2033	61	62
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 28

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 5.30% 6/1/2034	USD2,027	$2,136
Comcast Corp. 2.887% 11/1/2051	2,130	1,433
Comcast Corp. 5.65% 6/1/2054	2,568	2,744
Connect Finco SARL 6.75% 10/1/2026[1]	2,268	2,268
Connect Finco SARL 9.00% 9/15/2029[1]	3,095	2,999
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	1,275	1,253
DISH DBS Corp. 5.875% 11/15/2024	1,406	1,399
DISH DBS Corp. 7.75% 7/1/2026	250	217
DISH Network Corp. 11.75% 11/15/2027[1]	710	746
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	1,868	1,882
Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	671
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	356	356
Gray Television, Inc. 7.00% 5/15/2027[1]	1,060	1,043
Gray Television, Inc. 10.50% 7/15/2029[1]	2,145	2,242
Gray Television, Inc. 4.75% 10/15/2030[1]	452	288
Gray Television, Inc. 5.375% 11/15/2031[1]	1,821	1,140
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[3,4]	409	394
Meta Platforms, Inc. 4.75% 8/15/2034	2,410	2,461
Meta Platforms, Inc. 4.45% 8/15/2052	4,062	3,749
Meta Platforms, Inc. 5.40% 8/15/2054	1,898	1,990
Netflix, Inc. 5.375% 11/15/2029[1]	85	89
Netflix, Inc. 4.90% 8/15/2034	200	207
Netflix, Inc. 5.40% 8/15/2054	101	107
News Corp. 3.875% 5/15/2029[1]	280	265
Nexstar Media, Inc. 4.75% 11/1/2028[1]	2,725	2,606
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	1,075	1,015
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,320	1,198
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	5,380	4,692
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	505	371
Tencent Holdings, Ltd. 3.84% 4/22/2051	310	251
T-Mobile USA, Inc. 2.55% 2/15/2031	100	89
T-Mobile USA, Inc. 5.15% 4/15/2034	615	634
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,115	2,164
Univision Communications, Inc. 4.50% 5/1/2029[1]	2,930	2,620
Univision Communications, Inc. 7.375% 6/30/2030[1]	3,500	3,390
Univision Communications, Inc. 8.50% 7/31/2031[1]	250	251
Verizon Communications, Inc. 2.355% 3/15/2032	450	388
Verizon Communications, Inc. 3.55% 3/22/2051	310	240
Verizon Communications, Inc. 3.875% 3/1/2052	324	266
WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	268
		70,803
Real estate 4.27%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,625	1,297
Boston Properties, LP 2.55% 4/1/2032	1,072	894
Boston Properties, LP 2.45% 10/1/2033	1,272	1,019
Boston Properties, LP 6.50% 1/15/2034	1,434	1,562
Boston Properties, LP 5.75% 1/15/2035	3,337	3,405
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	678	676
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,050	1,102
Highwoods Realty, LP 7.65% 2/1/2034	2,605	2,997
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	1,962	1,832
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	1,891	1,735
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 28

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hudson Pacific Properties, LP 4.65% 4/1/2029	USD500	$416
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,685	2,038
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,400	2,224
Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,530	3,204
Kennedy-Wilson, Inc. 5.00% 3/1/2031	4,140	3,720
Kilroy Realty, LP 2.50% 11/15/2032	786	630
Kilroy Realty, LP 2.65% 11/15/2033	528	414
Kilroy Realty, LP 6.25% 1/15/2036	2,231	2,286
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	3,635	3,553
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	330	350
MPT Operating Partnership, LP 5.00% 10/15/2027	1,476	1,325
MPT Operating Partnership, LP 3.50% 3/15/2031	6,590	4,818
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	3,120	3,030
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	345	347
Prologis, LP 4.75% 6/15/2033	1,110	1,126
Prologis, LP 5.125% 1/15/2034	1,035	1,071
Prologis, LP 5.00% 3/15/2034	1,510	1,549
Prologis, LP 5.00% 1/31/2035	500	512
Prologis, LP 5.25% 3/15/2054	170	173
Public Storage Operating Co. 5.35% 8/1/2053	1,293	1,338
Service Properties Trust 4.75% 10/1/2026	245	236
Service Properties Trust 4.95% 2/15/2027	1,166	1,105
Service Properties Trust 3.95% 1/15/2028	2,025	1,753
Service Properties Trust 8.375% 6/15/2029	400	400
Service Properties Trust 4.95% 10/1/2029	3,129	2,488
Service Properties Trust 4.375% 2/15/2030	3,940	2,986
Service Properties Trust 8.625% 11/15/2031[1]	1,707	1,858
Sun Communities Operating, LP 4.20% 4/15/2032	300	284
		61,758
Consumer staples 3.78%
7-Eleven, Inc. 1.80% 2/10/2031[1]	941	793
7-Eleven, Inc. 2.80% 2/10/2051[1]	926	594
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	275	257
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	918
B&G Foods, Inc. 5.25% 4/1/2025	15	15
B&G Foods, Inc. 5.25% 9/15/2027	990	952
B&G Foods, Inc. 8.00% 9/15/2028[1]	1,338	1,401
BAT Capital Corp. 6.421% 8/2/2033	1,655	1,819
BAT Capital Corp. 6.00% 2/20/2034	55	59
BAT Capital Corp. 7.081% 8/2/2053	1,958	2,274
Campbell Soup Co. 5.20% 3/21/2029	215	223
Campbell Soup Co. 4.75% 3/23/2035	1,277	1,272
Campbell Soup Co. 5.25% 10/13/2054	266	264
Central Garden & Pet Co. 4.125% 4/30/2031[1]	3,200	2,935
Coca-Cola Co. 5.00% 5/13/2034	788	831
Coca-Cola Co. 4.65% 8/14/2034	770	789
Coca-Cola Co. 5.20% 1/14/2055	1,821	1,912
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	1,572	1,657
Constellation Brands, Inc. 2.25% 8/1/2031	1,660	1,436
Constellation Brands, Inc. 4.75% 5/9/2032	1,493	1,506
Constellation Brands, Inc. 4.90% 5/1/2033	389	393
Coty, Inc. 6.625% 7/15/2030[1]	1,030	1,071
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,150	1,162
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 28

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Fiesta Purchaser, Inc. 10.00% 9/30/2032[1]	USD425	$441
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[3,4]	234	235
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	1,325	1,378
Ingles Markets, Inc. 4.00% 6/15/2031[1]	2,535	2,321
Kroger Co. 5.00% 9/15/2034	2,111	2,129
Kroger Co. 5.50% 9/15/2054	1,017	1,024
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	535	526
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	1,059	983
MARB BondCo PLC 3.95% 1/29/2031	1,206	1,070
Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,772	1,933
Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	158
Performance Food Group, Inc. 6.125% 9/15/2032[1]	490	501
Philip Morris International, Inc. 5.375% 2/15/2033	1,580	1,653
Philip Morris International, Inc. 5.625% 9/7/2033	2,481	2,643
Philip Morris International, Inc. 5.25% 2/13/2034	2,098	2,180
Post Holdings, Inc. 4.625% 4/15/2030[1]	2,515	2,409
Post Holdings, Inc. 6.25% 2/15/2032[1]	303	312
Post Holdings, Inc. 6.375% 3/1/2033[1]	3,000	3,056
Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,945	1,783
Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	332
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,260	2,095
US Foods, Inc. 4.625% 6/1/2030[1]	320	309
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	538	518
Walmart, Inc. 4.10% 4/15/2033	204	205
Walmart, Inc. 4.50% 4/15/2053	23	22
		54,749
Utilities 3.63%
Aegea Finance SARL 9.00% 1/20/2031[1]	2,033	2,202
Alabama Power Co. 5.85% 11/15/2033	160	175
Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,075	1,127
Comision Federal de Electricidad 6.45% 1/24/2035[1]	990	987
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	400	411
Consumers Energy Co. 4.60% 5/30/2029	100	102
Consumers Energy Co. 3.60% 8/15/2032	185	175
Consumers Energy Co. 4.625% 5/15/2033	125	127
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	284
Duke Energy Corp. 4.50% 8/15/2032	329	326
Duke Energy Florida, LLC 5.875% 11/15/2033	90	99
Edison International 5.45% 6/15/2029	395	410
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	400	456
Entergy Louisiana, LLC 5.15% 9/15/2034	100	103
Eversource Energy 5.50% 1/1/2034	1,789	1,858
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[1]	430	449
FirstEnergy Corp. 2.65% 3/1/2030	1,220	1,114
FirstEnergy Corp. 2.25% 9/1/2030	905	802
Florida Power & Light Co. 5.30% 6/15/2034	2,000	2,122
Georgia Power Co. 4.95% 5/17/2033	225	231
Georgia Power Co. 5.25% 3/15/2034	300	315
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.345% 3/20/2031[3,4]	235	236
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	209
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	73
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	383
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 28

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD1,150	$1,235
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,544	2,782
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	105
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,570	1,429
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,090	3,690
Pacific Gas and Electric Co. 6.70% 4/1/2053	200	229
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,450	1,504
PacifiCorp 5.30% 2/15/2031	370	385
PacifiCorp 5.45% 2/15/2034	1,750	1,820
PacifiCorp 3.30% 3/15/2051	325	230
PacifiCorp 2.90% 6/15/2052	758	491
PacifiCorp 5.35% 12/1/2053	700	693
PacifiCorp 5.50% 5/15/2054	1,916	1,928
PacifiCorp 5.80% 1/15/2055	1,625	1,706
PECO Energy Co. 5.25% 9/15/2054	100	103
PG&E Corp. 5.25% 7/1/2030	2,555	2,540
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	1,425	1,498
Public Service Company of Colorado 5.35% 5/15/2034	1,200	1,259
Public Service Company of Colorado 3.20% 3/1/2050	1,050	752
Public Service Company of Colorado 2.70% 1/15/2051	788	512
Public Service Company of Colorado 5.25% 4/1/2053	425	429
Public Service Company of Colorado 5.75% 5/15/2054	350	379
Southern California Edison Co. 5.65% 10/1/2028	300	315
Southern California Edison Co. 2.50% 6/1/2031	655	580
Southern California Edison Co. 5.45% 6/1/2031	350	371
Southern California Edison Co. 5.20% 6/1/2034	2,405	2,494
Southern California Edison Co. 3.65% 2/1/2050	3,757	2,927
Southern California Edison Co. 2.95% 2/1/2051	380	261
Southern California Edison Co. 5.75% 4/15/2054	900	964
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	1,995	2,176
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[3,4]	64	64
Union Electric Co. 5.125% 3/15/2055	50	50
Xcel Energy, Inc. 4.60% 6/1/2032	50	50
Xcel Energy, Inc. 5.45% 8/15/2033	1,795	1,865
		52,592
Information technology 3.10%
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	3,675	3,707
Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,727
Analog Devices, Inc. 5.30% 4/1/2054	62	65
Broadcom, Inc. 5.05% 7/12/2029	880	907
Broadcom, Inc. 5.15% 11/15/2031	2,287	2,374
Broadcom, Inc. 4.55% 2/15/2032	551	551
Broadcom, Inc. 2.60% 2/15/2033[1]	116	99
Broadcom, Inc. 3.469% 4/15/2034[1]	1,535	1,383
Broadcom, Inc. 4.80% 10/15/2034	685	685
Broadcom, Inc. 4.926% 5/15/2037[1]	1,065	1,065
Cisco Systems, Inc. 5.05% 2/26/2034	3,341	3,510
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	3,205	3,192
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	2,881	2,934
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	2,957	3,093
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[3,4]	197	197
CommScope Technologies, LLC 6.00% 6/15/2025[1]	721	698
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[3,4]	USD60	$58
CommScope, LLC 6.00% 3/1/2026[1]	838	816
CommScope, LLC 8.25% 3/1/2027[1]	148	133
CommScope, LLC 7.125% 7/1/2028[1]	55	46
CommScope, LLC 4.75% 9/1/2029[1]	100	84
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 10/2/2028[1,3,4]	497	505
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4,5]	272	273
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4,5]	13	13
Gartner, Inc. 3.75% 10/1/2030[1]	403	379
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	4,781	4,891
Intel Corp. 5.15% 2/21/2034	860	869
Intel Corp. 5.60% 2/21/2054	215	210
ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,560	2,624
Microchip Technology, Inc. 5.05% 3/15/2029	775	796
NCR Atleos Corp. 9.50% 4/1/2029[1]	1,500	1,653
Roper Technologies, Inc. 4.90% 10/15/2034	889	896
ServiceNow, Inc. 1.40% 9/1/2030	99	85
Shift4 Payments, LLC, 6.75% 8/31/2032[1]	300	313
Texas Instruments, Inc. 4.85% 2/8/2034	248	258
UKG, Inc. 6.875% 2/1/2031[1]	2,530	2,616
Viasat, Inc. 5.625% 4/15/2027[1]	1,100	1,039
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,5,7]	110	103
		44,847
Total corporate bonds, notes & loans		1,049,709
Mortgage-backed obligations 14.09% Commercial mortgage-backed securities 12.25%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055[4,8]	634	616
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[4,8]	267	286
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[4,8]	458	473
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[4,8]	556	563
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[4,8]	500	497
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,8]	375	392
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[4,8]	102	105
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[4,8]	745	751
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[4,8]	712	774
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[4,8]	493	519
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[4,8]	598	650
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[4,8]	713	739
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,8]	2,068	2,134
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,8]	3,265	3,428
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[4,8]	500	396
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[1,4,8]	1,600	1,515
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[4,8]	1,008	1,005
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,8]	148	156
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[4,8]	150	158
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[4,8]	198	201
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[4,8]	470	494
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[8]	207	211
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,8]	286	294
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,8]	3,380	3,512
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,8]	2,530	2,667
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[8]	USD1,689	$1,684
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[8]	980	1,006
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,8]	2,670	2,769
Benchmark Mortgage Trust, Series 2024-V10, Class C, 5.6774% 10/15/2029[1,8]	2,919	2,918
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.9767% 10/15/2029[8]	3,000	3,088
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[4,8]	999	1,048
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[4,8]	980	764
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[4,8]	742	772
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056[4,8]	226	241
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[4,8]	499	521
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[4,8]	499	460
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,074	1,138
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	525
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[4,8]	881	918
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,8]	893	971
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[8]	416	426
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	403	424
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[4,8]	101	106
Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.178% 7/15/2057[4,8]	3,745	3,923
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057[4,8]	1,897	2,022
Benchmark Mortgage Trust, Series 2024-V9, Class C, 6.453% 8/15/2057[4,8]	500	517
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.465% 8/15/2057[8]	1,300	1,358
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.687% 3/15/2041[1,4,8]	1,686	1,683
BMO Mortgage Trust, Series 2023-C5, Class B, 6.696% 6/15/2056[4,8]	2,312	2,500
BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[4,8]	1,844	1,964
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,8]	1,052	1,108
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[4,8]	403	420
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,8]	520	563
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,8]	167	145
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,8]	196	205
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,8]	446	467
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,8]	2,268	2,406
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[4,8]	89	93
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.111% 2/15/2057[4,8]	4,162	4,366
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[4,8]	2,601	2,729
BMO Mortgage Trust, Series 2024-C9, Class B, 6.562% 7/15/2057[4,8]	1,897	2,029
BMO Mortgage Trust, Series 2024-C9, Class C, 6.601% 7/15/2057[4,8]	2,858	2,985
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,8]	1,511	1,520
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,8]	1,641	1,696
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.486% 6/15/2041[1,4,8]	2,809	2,777
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.893%) 7.936% 8/15/2041[1,4,8]	2,915	2,919
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.986% 5/15/2029[1,4,8]	2,595	2,596
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.037% 5/15/2034[1,4,8]	2,698	2,681
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.586% 5/15/2034[1,4,8]	1,875	1,864
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.861% 9/15/2036[1,4,8]	280	277
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.211% 9/15/2036[1,4,8]	710	705
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[1,4,8]	769	762
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[1,4,8]	399	401
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 8.389% 8/15/2039[1,4,8]	4,000	4,017
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.794% 8/15/2039[1,4,8]	200	201
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.790%) 7.89% 10/15/2041[1,4,8]	2,945	2,956
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	454
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,8]	USD495	$457
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,8]	500	456
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,8]	2,884	2,893
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.247% 9/15/2028[1,4,8]	958	955
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,8]	1,129	1,122
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,8]	245	247
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,8]	140	119
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,8]	664	575
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,8]	1,546	1,565
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,8]	744	762
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,8]	669	686
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[4,8]	495	504
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[4,8]	195	196
FS Commerical Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,8]	3,655	3,855
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.547% 3/15/2039[1,4,8]	2,642	2,650
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.987% 3/15/2039[1,4,8]	1,859	1,866
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/6/2029[1,4,8]	670	676
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/6/2029[1,4,8]	2,897	2,969
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,8]	380	381
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,8]	1,885	1,886
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[8]	900	734
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[8]	2,950	2,221
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.097% 5/15/2037[1,4,8]	2,000	1,999
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.597% 5/15/2037[1,4,8]	2,324	2,323
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,4,8]	945	980
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,4,8]	2,026	2,115
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2029[1,4,8]	1,619	1,618
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,8]	508	494
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[4,8]	410	449
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[4,8]	283	302
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.145% 3/25/2050[1,4,8]	1,315	1,334
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[1,4,8]	1,504	1,574
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.78% 11/25/2053[1,4,8]	4,882	5,495
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.747% 10/19/2036[1,4,8]	983	989
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.398% 10/19/2036[1,4,8]	1,795	1,807
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.838% 5/15/2039[1,4,8]	486	483
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,8]	3,395	3,241
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 8.70% 10/15/2041[1,4,8]	4,758	4,775
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.047% 1/15/2039[1,4,8]	2,000	1,967
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,8]	1,915	1,824
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.529% 8/15/2050[4,8]	791	710
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,8]	481	475
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,8]	995	982
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,8]	3,000	2,842
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	909
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,8]	3,600	3,796
Capital Group U.S. Multi-Sector Income ETF — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 7.033% 7/15/2057[4,8]	USD2,857	$2,929
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,8]	972	994
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[4,8]	721	757
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[1,4,8]	412	414
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,4,8]	148	155
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,4,8]	321	333
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,8]	260	270
		177,203
Collateralized mortgage-backed obligations (privately originated) 1.84%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,8]	41	40
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,8]	224	219
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,8]	971	865
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,8]	637	600
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,8]	545	525
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[1,4,8]	765	786
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.83% 5/25/2043[1,4,8]	285	305
FARM Mortgage Trust, Series 2024-1, Class B, 5.123% 10/1/2053[1,4,8]	1,487	1,252
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.145% 9/25/2048[1,4,8]	2,500	2,921
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.645% 1/25/2050[1,4,8]	2,240	2,479
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[1,4,8]	257	259
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.195% 2/25/2050[1,4,8]	633	683
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 12.68% 11/25/2050[1,4,8]	1,180	1,446
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.93% 12/25/2050[1,4,8]	425	483
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,8]	564	572
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,8]	458	463
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,8]	1,131	1,041
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,8]	465	417
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,8]	1,073	969
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,8]	449	404
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,8]	1,383	1,279
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,8]	534	484
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 7.411% 10/17/2041[1,4,8]	3,333	3,340
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.911% 10/17/2041[1,4,8]	4,571	4,581
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	100
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	104
		26,617
Total mortgage-backed obligations		203,820
Capital Group U.S. Multi-Sector Income ETF — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 6.44%	Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,8]	USD5	$5
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	354
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	568
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	193
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.446% 4/25/2034[1,4,8]	1,000	999
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	271	275
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	527	541
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	864	885
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,8]	693	695
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	398
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	102
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	103
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,8]	3,000	3,361
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,8]	700	737
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,8]	4,350	4,515
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	123
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	143
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,8]	637	648
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,8]	254	258
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,8]	245	252
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,8]	241	252
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	260	266
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	281
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	2,212	2,433
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	559	572
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,8]	1,014	1,115
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,8]	1,100	1,197
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,8]	1,351	1,477
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,8]	1,170	1,207
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,8]	1,480	1,512
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,8]	5,132	5,114
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	596
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.283% 4/23/2036[1,4,8]	250	252
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,8]	75	76
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	70
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,8]	397	408
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	1,023
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,8]	1,010	1,103
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,8]	1,170	1,213
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	208
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	309
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	441
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	244
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,8]	250	255
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,8]	250	257
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,8]	872	872
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,8]	3,572	3,188
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,8]	2,034	1,901
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.482% 10/20/2034[1,4,8]	1,000	1,003
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	278
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	615	619
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,115
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,8]	5,500	5,579
Capital Group U.S. Multi-Sector Income ETF — Page 20 of 28

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	USD6,312	$6,404
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,8]	4,000	4,043
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,8]	5,000	5,073
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	284
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,8]	545	562
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,8]	316	330
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,8]	265	266
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,8]	343	344
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.535% 10/25/2036[1,4,8]	467	468
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.435% 10/25/2036[1,4,8]	378	388
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	278
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,8]	512	527
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.886% 4/17/2036[1,4,8]	2,500	2,504
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.282% 7/20/2036[1,4,8]	250	256
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	154
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,8]	135	139
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	260	233
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	124	111
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	428
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,8]	4,935	5,237
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	1,028
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,8]	1,274	1,277
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[1,8]	1,504	1,511
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,8]	1,560	1,568
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,8]	3,000	3,095
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2034[1,4,8]	2,287	2,298
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.032% 4/20/2034[1,4,8]	2,422	2,427
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,8]	209	213
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,8]	116	120
		93,259
U.S. Treasury bonds & notes 1.60% U.S. Treasury 1.60%
U.S. Treasury 4.875% 4/30/2026[9]	6,507	6,619
U.S. Treasury 3.75% 8/31/2026	50	50
U.S. Treasury 4.125% 2/15/2027	3,150	3,187
U.S. Treasury 4.25% 3/15/2027	300	305
U.S. Treasury 4.50% 4/15/2027	2,700	2,759
U.S. Treasury 4.50% 5/15/2027	650	665
U.S. Treasury 4.625% 6/15/2027	525	539
U.S. Treasury 3.625% 9/30/2031	9,000	8,984
		23,108
Federal agency bonds & notes 0.06%
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[1]	700	756
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR100	111
		867
Municipals 0.12% California 0.03%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	USD440	454
Capital Group U.S. Multi-Sector Income ETF — Page 21 of 28

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.08%	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[10]	USD5	$3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[10]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[10]	45	24
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[10]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[10]	95	51
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[10]	135	73
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[10]	110	59
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[10]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[10]	35	19
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[10]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[10]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[10]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[10]	195	105
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[10]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[10]	30	16
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[10]	110	59
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[10]	30	16
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[10]	80	43
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[10]	310	168
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[10]	160	86
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[10]	30	16
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[10]	175	95
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[10]	45	24
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,10]	130	70
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[10]	35	19
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[10]	325	175
		1,148
Texas 0.01%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	205
Total municipals		1,807
Total bonds, notes & other debt instruments (cost: $1,332,122,000)		1,372,570
Common stocks 0.02% Information technology 0.01%	Shares
Diebold Nixdorf, Inc.	3,082	138
Consumer discretionary 0.01%
Party City Holdco, Inc.[7]	3,715	62
Party City Holdco, Inc.[1,7]	37	1
		63
Materials 0.00%
Venator Materials PLC[7]	90	46
Capital Group U.S. Multi-Sector Income ETF — Page 22 of 28

unaudited
Common stocks (continued) Real estate 0.00%	Shares	Value (000)
WeWork, Inc.[7]	2,869	$37
Total common stocks (cost: $301,000)		284
Short-term securities 5.25% Money market investments 5.25%
Capital Group Central Cash Fund 5.09%[11,12]	759,375	75,953
Total short-term securities (cost: $75,968,000)		75,953
Options purchased (equity style) 0.00%
Options purchased (equity style)*		15
Total options purchased (equity style) (cost: $382,000)		15
Total investment securities 100.12% (cost $1,408,773,000)		1,448,822
Total options written (0.00)% (premium received: $307,000)†		(10)
Other assets less liabilities (0.12)%		(1,789)
Net assets 100.00%		$1,447,023
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.38	USD400	$1
3 Month SOFR Futures Option	160	12/13/2024	95.13	400	2
3 Month SOFR Futures Option	669	12/13/2024	94.94	1,672	8
3 Month SOFR Futures Option	669	12/13/2024	94.44	1,673	4
					$15
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.63	USD(400)	$(1)
3 Month SOFR Futures Option	1,339	12/13/2024	94.69	(3,348)	(8)
3 Month SOFR Futures Option	160	12/13/2024	94.87	(400)	(1)
					$(10)
Capital Group U.S. Multi-Sector Income ETF — Page 23 of 28

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	377	12/31/2024	USD78,507	$(88)
5 Year U.S. Treasury Note Futures	Long	940	12/31/2024	103,290	140
10 Year U.S. Treasury Note Futures	Long	69	12/19/2024	7,885	(15)
10 Year Ultra U.S. Treasury Note Futures	Short	1,445	12/19/2024	(170,939)	113
30 Year U.S. Treasury Bond Futures	Long	152	12/19/2024	18,877	(60)
30 Year Ultra U.S. Treasury Bond Futures	Short	146	12/19/2024	(19,432)	96
					$186
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	115	EUR	127	Goldman Sachs Bank	10/3/2024	$(1)
USD	1,674	EUR	1,864	Goldman Sachs Bank	10/4/2024	— [13]
USD	215	EUR	238	HSBC Bank	10/7/2024	(1)
USD	1,285	EUR	1,431	HSBC Bank	10/10/2024	— [13]
USD	505	EUR	561	Standard Chartered Bank	10/10/2024	(1)
						$(3)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$452	$—	$452
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	370	—	370
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	858	—	858
4.1495%	Annual	SOFR	Annual	11/27/2028	3,500	119	—	119
3.6875%	Annual	SOFR	Annual	12/15/2028	2,900	47	—	47
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	2,029	—	2,029
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	259	—	259
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	(642)	—	(642)
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	308	—	308
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	237	—	237
SOFR	Annual	3.7685%	Annual	12/11/2043	500	(23)	—	(23)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	35	—	35
SOFR	Annual	3.268%	Annual	5/15/2049	750	15	—	15
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	869	—	869
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	76	—	76
						$5,009	$—	$5,009
Capital Group U.S. Multi-Sector Income ETF — Page 24 of 28

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.S42	5.00%	Quarterly	6/20/2029	USD11,050	$(861)	$(749)	$(112)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.25%
Money market investments 5.25%
Capital Group Central Cash Fund 5.09%[11]	$27,167	$389,756	$340,963	$5	$(12)	$75,953	$1,475
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,444	$1,482.10%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	752	781.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	267	273.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	13	13	.00%[14]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2],7	6/23/2023	106	103.01
		$2,582	$2,652.19%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $704,250,000, which represented 48.67% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,029,000, which represented 0.58% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,652,000, which represented 0.19% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,287,000, which represented .23% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 9/30/2024.
[12]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than one thousand.
[14]	Amount less than .01%.
Capital Group U.S. Multi-Sector Income ETF — Page 25 of 28

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $7,218,000. The average month-end notional amount of futures contracts while held was $196,603,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,341,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $184,450,000 and $7,059,000, respectively.
Capital Group U.S. Multi-Sector Income ETF — Page 26 of 28

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,049,606	$103	$1,049,709
Mortgage-backed obligations	—	203,820	—	203,820
Asset-backed obligations	—	93,259	—	93,259
U.S. Treasury bonds & notes	—	23,108	—	23,108
Municipals	—	1,807	—	1,807
Federal agency bonds & notes	—	867	—	867
Common stocks	138	—	146	284
Short-term securities	75,953	—	—	75,953
Options purchased on futures (equity style)	15	—	—	15
Total	$76,106	$1,372,467	$249	$1,448,822

Capital Group U.S. Multi-Sector Income ETF — Page 27 of 28

unaudited
Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$349	$—	$—	$349
Unrealized appreciation on open forward currency contracts	—	— †	—	— †
Unrealized appreciation on centrally cleared interest rate swaps	—	5,674	—	5,674
Liabilities:
Value of options written	(10)	—	—	(10)
Unrealized depreciation on futures contracts	(163)	—	—	(163)
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Unrealized depreciation on centrally cleared interest rate swaps	—	(665)	—	(665)
Unrealized depreciation on centrally cleared credit default swaps	—	(112)	—	(112)
Total	$176	$4,894	$—	$5,070

*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-308-1124
Capital Group U.S. Multi-Sector Income ETF — Page 28 of 28